Financial assets and other receivables - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Total financial assets	$ 428,772	$ 432,061
Other financial assets
Disclosure of financial assets [line items]
Total financial assets	37,821	25,313
Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	1,763	1,558
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	191,536	188,816
Other receivables.
Disclosure of financial assets [line items]
Total financial assets	74,665	83,103
Restricted cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	175	298
Cash and cash equivalents.
Disclosure of financial assets [line items]
Total financial assets	122,812	132,973
Amortized cost
Disclosure of financial assets [line items]
Total financial assets	403,872	419,677
Amortized cost | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	12,921	12,929
Amortized cost | Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	1,763	1,558
Amortized cost | Trade receivables
Disclosure of financial assets [line items]
Total financial assets	191,536	188,816
Amortized cost | Other receivables.
Disclosure of financial assets [line items]
Total financial assets	74,665	83,103
Amortized cost | Restricted cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	175	298
Amortized cost | Cash and cash equivalents.
Disclosure of financial assets [line items]
Total financial assets	122,812	132,973
Fair value through profit or loss - mandatorily measured
Disclosure of financial assets [line items]
Total financial assets	24,900	12,091
Fair value through profit or loss - mandatorily measured | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	$ 24,900	12,091
Fair value through other comprehensive income - designated
Disclosure of financial assets [line items]
Total financial assets		293
Fair value through other comprehensive income - designated | Other financial assets
Disclosure of financial assets [line items]
Total financial assets		$ 293